Nature of business and organization	12 Months Ended
Jun. 30, 2025
Nature of business and organization
Nature of business and organization

Note 1 – Nature of business and organization

Organization

Bit Origin Ltd (“Bit Origin” or the “Company”) is a company incorporated on January 23, 2018 under the laws of the Cayman Islands. Bit Origin holds all of the outstanding share capital of the following entities: SonicHash Inc, (“SonicHash Canada”), SonicHash Pte. Ltd (“SonicHash Singapore”), SonicHash LLC (“SonicHash US”) and Bit Origin Pte. Ltd. (“Bit Origin Singapore”), and holds 55% of the outstanding share capital of Sonic Auspice DC LLC (“Sonic Auspice”).

On December 14, 2021, the Company formed SonicHash Canada, a company incorporated under the laws of Alberta, Canada. On December 16, 2021, the Company formed SonicHash Singapore, a company incorporated under the laws of Singapore, which was struck off on September 4, 2024. On December 17, 2021, the Company formed SonicHash US under the laws of the State of Delaware. Sonic Auspice was formed by a third party under the laws of the State of Delaware on November 30, 2023. The Company purchased 55% of total interests of Sonic Auspice from the third party at a purchase price of $750 on December 7, 2023. On June 26, 2025, the Company formed Bit Origin Singapore, a company incorporated under the laws of Singapore.

Business overview

The Company and its subsidiaries (“the Group”) is focused on the cryptocurrency related operations and management. The Group started Bitcoin mining business in May 2022. In December 2023, the Group temporarily suspended the Bitcoin mining operations due to the high operating costs in the United States (“U.S.”). Starting from June 2024, Bit Origin directly enters into the purchase and sale of mining computers under a sales representative arrangement to support its treasury and operational activities. In July 2025, the Group introduced a dedicated Dogecoin treasury program to advance its strategic development.

Consolidation scope

The accompanying consolidated financial statements reflect the activities of Bit Origin and each of the following entities as of June 30, 2025:

Name	Background	Ownership
SonicHash Canada	· A Canada company. · It was established to explore potential mining site operation opportunities but has not commenced any business operations as of the date of this report	100% owned by Bit Origin
SonicHash US	· A U.S. company of the State of Delaware
	. It operates the Bitcoin mining business	100% owned by Bit Origin
Sonic Auspice	· A U.S. company of the State of Delaware

.       It was established to explore potential mining site operation opportunities but has not commenced any business operations but has undertaken limited financing and investment activities to third parties as of the date of this report

55% owned by Bit Origin
Bit Origin Singapore	· A Singapore company
	· It was established to engage in venture capital investment activities in the cryptocurrency industry but has not commenced any business operations as of the date of this report	100% owned by Bit Origin

Liquidity and going concern

In assessing the Group’s liquidity, management monitors and analyzes the cash on-hand and its operating expenditure commitments. The Group’s primary liquidity needs are to meet its working capital requirements and operating expenses obligations for the next twelve months from the issuance date of these financial statements.

For the years ended June 30, 2025, 2024 and 2023, the Group incurred net losses of $4,369,906, $18,284,958 and $28,216,352, respectively, with net cash used in operating activities of $2,290,607, $7,929,234 and $6,761,587, respectively. As of June 30, 2025 and 2024, accumulated deficit amounted to $88,265,410 and $81,731,423, respectively. As of June 30, 2025, the Group only had a cash balance of $55,639. These conditions, particularly the recurring losses from operations and the low cash balance as of the balance sheet date, raise substantial doubt about the Group’s ability to continue as a going concern for a period of twelve-month after the date these consolidated financial statements are issued.

To address these conditions, management has developed and executed the following measures.

●	In July 2025, the Company issued three tranches of Senior Convertible Note (Series A-1, B-1, and C-1) for aggregate gross proceeds of $16,338,506. Concurrently, the Company entered into an Equity Purchase Facility Agreement (“EPFA”) on July 13, 2025, providing a commitment for the investor to purchase up to $400 million in new shares through August 2028, subject to conditions.
●	Management is focused on optimizing the Group’s cost structure by streamlining the corporate hierarchy and overall business processes. This strategic focus on operational efficiencies is expected to result in a sustainable reduction in operating expenses, thereby increasing its liquidity period.
●	Management is actively building an ecosystem centered around Dogecoin (“DOGE”) encompassing payment solutions and Web3 applications. The Group intends to revitalize its crypto mining operations through identification of suitable third party hosting partners, which minimizes operating costs and generates immediate mining revenue.

Management believes that the successful execution of these plans, particularly the recent successful financing, and substantial commitment under the EPFA, provides the necessary liquidity to meet its obligations and fund operations for at least one year from the date these financial statements are issued. Accordingly, based on the successful implementation of these mitigating plans and subsequent receipt of capital, management has concluded that the substantial doubt about the Group’s ability to continue as a going concern has been alleviated.